Right-of-use Assets and Operating Lease Liabilities - Right-of-use assets and related lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use Assets And Operating Lease Liabilities
2022	$ 201
2023	52
Total lease payments	253
Less imputed interest	(16)
Total lease liabilities	237
Current operating lease liabilities	185
Long term operating lease liabilities	$ 52
Operating Lease, Weighted Average Discount Rate, Percent	10.00%
Cash paid for operating lease liabilities	$ 170	$ 303